Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental cash flow information
Schedule of supplemental cash flow information

	Year ended December 31,
(in thousands of U.S. dollars)	2019	2018	2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$—	(229)	$—
Non-cash acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	—	—	41,362
Supplemental disclosure of non-cash financing activities
Non-cash revolving credit facility draw for the acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	$—	—	$41,362